Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 94,623		¥ 117,852	¥ 156,320
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	3,173	$ 435	246	5,179
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	13,756	1,885	17,454	23,142
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,715	1,468	23,547	30,386
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 66,979	$ 9,176	¥ 76,605	¥ 97,613